Note 13 Other comprehensive income Changes in gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Other comprehensive income changes in gains and losses	€ 1,274	€ 2,069	€ 1,760
Valuation gains and losses	(2,694)	(1,058)	489
Amounts transferred to income	20	(63)	(72)
Income tax and other	838	325	(107)
Other comprehensive income changes in gains and losses	(562)	1,274	2,069
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Other comprehensive income changes in gains and losses	(1,079)	(1,256)	(403)
Valuation gains and losses	(167)	183	(803)
Amounts transferred to reserves	(2)	0	(73)
Income tax and other	54	(7)	23
Other comprehensive income changes in gains and losses	€ (1,194)	€ (1,079)	€ (1,256)